Long-Term Debt, net - Schedule Of Debt And Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt, net
Long-term debt	$ 2,527,262	$ 2,775,378
Debt, current portion	2,527,262	269,979
Debt, long-term portion		2,505,399
Comprehensive Financing Plan exit fee accrued	18,948	15,501
Fair value hedged debt		433
Less: Deferred finance costs, net	(22,330)	(34,982)
Less: Deferred finance costs, Current portion	(22,330)
Less: Deferred finance costs, Long-term portion		(34,982)
Total long-term debt net of deferred finance costs	2,504,932	2,740,396
Total long-term debt net of deferred finance costs, Current portion	2,504,932	269,979
Total long-term debt net of deferred finance costs, Long-term portion		2,470,417
Payment due by period ended
2017	180,449
2018	2,266,845
2019	20,340
2020	20,340
2021	20,340
Total long-term debt	2,508,314
Fixed principal repayments
Payment due by period ended
2017	180,449
2018	204,935
2019	20,340
2020	20,340
2021	20,340
Total long-term debt	446,404
Final Payment due on December 31, 2018*[and other payments thereafter]
Payment due by period ended
2018	2,061,910
Total long-term debt	2,061,910
RBS | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	648,528	667,134
Debt, current portion	648,528	24,327
Debt, long-term portion		642,807
RBS | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt	42,384	69,948
Debt, current portion	42,384	30,990
Debt, long-term portion		38,958
HSH Nordbank | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	12,200	21,208
Debt, current portion	12,200	9,006
Debt, long-term portion		12,202
The Export-Import Bank of Korea (KEXIM) | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt		8,204
Debt, current portion		8,204
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	34,359	45,609
Debt, current portion	34,359	11,250
Debt, long-term portion		34,359
Deutsche Bank | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	164,582	169,921
Debt, current portion	164,582	5,338
Debt, long-term portion		164,583
Citibank | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	127,353	136,719
Debt, current portion	127,353	11,425
Debt, long-term portion		125,294
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	624,570	627,818
Debt, current portion	624,570	50
Debt, long-term portion		627,768
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt	34,562	69,562
Debt, current portion	34,562	37,901
Debt, long-term portion		31,661
Credit Suisse | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	189,080	199,373
Debt, current portion	189,080	11,978
Debt, long-term portion		187,395
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	217,584	228,999
Debt, current portion	217,584	13,509
Debt, long-term portion		215,490
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt	9,655	20,582
Debt, current portion	9,655	14,244
Debt, long-term portion		6,338
Entrustpermal-Credit Suisse-Golden Tree | Previously Existing Credit Facilities
Long-Term Debt, net
Long-term debt	242,229	258,089
Debt, current portion	242,229	20,139
Debt, long-term portion		237,950
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	101,700	122,040
Debt, current portion	101,700	20,340
Debt, long-term portion		101,700
Club Facility | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt	11,590	50,404
Debt, current portion	11,590	32,665
Debt, long-term portion		17,739
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt	47,938	63,834
Debt, current portion	$ 47,938	18,180
Debt, long-term portion		$ 45,654